Note 2 - Statement of Compliance	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Statement of IFRS compliance [text block]
2.	STATEMENT OF COMPLIANCE

The consolidated financial statements have been prepared using the going concern basis of accounting and are being presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), effective from
December 31, 2019.